INCOME TAXES (Details Narrative) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
INCOME TAXES
Unused non-capital loss carry forwards	$ 13,300,000	$ 9,600,000	$ 10,400,000
Resource tax pools	$ 31,000,000	$ 31,200,000	$ 31,100,000
Statutory tax rate	27	27	27